Offsets	Jun. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kennedy-Wilson Holdings, Inc.
Form or Filing Type	S-8
File Number	333-265515
Initial Filing Date	Jun. 10, 2022
Fee Offset Claimed	$ 8,854.92
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.0001 per share, to be issued under Kennedy-Wilson Holdings, Inc. Second Amended and Restated 2009 Equity Participation Plan
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 169,447,455.80
Termination / Withdrawal Statement	(3) On May 6, 2022, the Registrant filed a Registration Statement on Form S-3ASR (Registration No. 333-264756) (the "Prior Registration Statement") and, in accordance with Rules 456(b) and 457(r) under the Securities Act, deferred payment of the entire registration fee. On May 6, 2022, the Registrant filed a prospectus supplement to the Prior Registration Statement and paid a fee of $18,540.00 related to $200,000,000 of the Registrant's Common Stock. Offerings under the Prior Registration Statement were completed and the Prior Registration Statement expired. At the time of expiration, shares of Common Stock representing an aggregate offering amount of $169,447,455.80 remained unsold. As a result, a filing fee offset of $15,707.77 is available to offset the current filing fee. The Registrant is offsetting the filing fee due under this Registration Statement by $8,854.92, with $6,852.85 remaining to be applied to future filings from this fee offset source.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kennedy-Wilson Holdings, Inc.
Form or Filing Type	S-3
File Number	333-264756
Filing Date	May 06, 2022
Fee Paid with Fee Offset Source	$ 8,854.92